Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2021
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2019	2020	2021
Brokers’ commissions on revenue	7,527	7,050	8,363
Bunkers’ consumption and other voyage expenses	16,245	14,833	11,067
Total	23,772	21,883	19,430